UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Fund

May 31, 2009

	Principal
	Amount	Value
Municipal Bonds – 98.57%
Corporate-Backed Revenue Bonds – 3.57%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$6,500,000	$4,455,685
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	8,000,000	7,002,080
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	7,265,000	5,530,481
Seaway Port Authority of Duluth Industrial Development Dock & Wharf Revenues Refunding
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,517,775
		21,506,021
Education Revenue Bonds – 4.78%
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (FSA)	5,135,000	5,260,191
5.00% 10/1/28	8,900,000	9,409,614
5.00% 10/1/29 (NATL-RE)	5,665,000	5,866,787
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,182,438
Series 6-J1 5.00% 5/1/36	2,225,000	1,864,773
(Bethel University) Refunding Series 6-R 5.50% 5/1/37	2,500,000	2,099,850
(Carleton College) Series 6-T 5.00% 1/1/28	1,000,000	1,037,420
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project)
5.00% 5/1/23	2,000,000	2,059,580
		28,780,653
Electric Revenue Bonds – 7.71%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.00% 10/1/30	3,000,000	2,972,610
Minnesota State Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	2,991,090
Series A 5.00% 10/1/34	6,250,000	6,249,563
Series A 5.125% 10/1/29	3,000,000	3,039,600
Northern Municipal Power Agency Electric System Revenue Refunding
Series A
5.00% 1/1/14 (ASSURED GTY)	1,000,000	1,082,890
5.00% 1/1/16 (ASSURED GTY)	3,000,000	3,273,720
Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,514,800
Puerto Rico Electric Power Authority Power Revenue
Refunding Series GG 4.75% 7/1/21 (FSA)	1,000,000	991,340
Series TT 5.00% 7/1/37	2,500,000	2,171,500
Series WW 5.50% 7/1/38	4,800,000	4,490,112
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
5.25% 1/1/14 (AMBAC)	4,000,000	4,370,480
5.25% 1/1/15 (AMBAC)	8,900,000	9,802,727
^ Capital Appreciation 4.44% 1/1/25 (NATL-RE)	5,000,000	2,475,800
		46,426,232
Escrowed to Maturity Bonds – 9.21%
Dakota - Washington Counties Housing & Redevelopment Authority Single Family Residential
Mortgage Revenue
8.15% 9/1/16 (GNMA) (NATL-RE) (AMT)	405,000	543,951
(Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,841,110
(Bloomington Mortgage) Refunding Series B 8.375% 9/1/21(GNMA) (FHA) (VA) (AMT)	14,115,000	20,423,417
Southern Minnesota Municipal Power Agency Supply System Revenue Refunding Series B
5.50% 1/1/15 (AMBAC)	990,000	1,046,262
University of Minnesota
5.75% 7/1/18	3,840,000	4,766,016
Series A 5.50% 7/1/21	12,500,000	14,418,000
Western Minnesota Municipal Power Agency Supply Revenue Series A
6.60% 1/1/10	440,000	456,069
9.75% 1/1/16 (NATL-RE)	715,000	992,070
		55,486,895
Health Care Revenue Bonds – 11.44%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	1,544,109

Apple Valley Economic Development Authority Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	1,940,085
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	684,063
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,500,000	2,504,225
Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,559,007
Minneapolis Health Care Facility Revenue (Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	768,947
Minneapolis Health Care System Revenue (Fairview Health Services)
Series A 6.625% 11/15/28	3,000,000	3,198,420
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,244,276
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,244,900
5.00% 11/15/34 (AMBAC)	10,750,000	9,343,147
Minneapolis - St. Paul Housing & Redevelopment Authority Health Care System Revenue
(Health Partners Obligation Group Project)
5.625% 12/1/22	650,000	624,176
5.875% 12/1/29	1,000,000	925,490
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,432,336
(Fairview Health Care System) Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	176,501
6.375% 11/15/29	15,000	15,171
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,399,195
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,814,560
5.25% 9/1/34	7,000,000	5,997,670
Sherburne County Health Care Facilities Revenue (Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,021,635
St. Louis Park Health Care Facilities Revenue Refunding (Park Nicollet Health Services)
Series C 5.50% 7/1/23	3,000,000	3,081,870
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	5,911,162
(Health Partners Obligation Group Project) 5.25% 5/15/36	7,900,000	6,454,063
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	3,208,040
6.00% 11/15/35	4,340,000	3,338,892
Series A 5.70% 11/1/15	1,150,000	1,078,447
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	346,090
5.375% 5/1/43	500,000	316,460
Stillwater Health Care Revenue (Health System Obligation Group) 5.00% 6/1/35	1,000,000	856,310
Washington County Housing & Redevelopment Authority Revenue (Health East Project) 5.50% 11/15/27	1,000,000	798,830
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (FSA)	1,000,000	1,041,030
5.00% 2/1/25 (FSA)	1,000,000	1,022,770
		68,891,877
Housing Revenue Bonds – 7.39%
Brooklyn Center Multifamily Housing Revenue Refunding (Shingle Creek) 5.40% 5/20/43 (GNMA) (AMT)	1,000,000	974,180
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue 5.85%
10/1/30 (GNMA) (FNMA) (AMT)	119,000	119,158
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project)
5.75% 11/1/28 (HUD Section 8)	765,000	562,260
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project) 5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,472,610
(Grant Street Apartments Project) Series A 7.25% 11/1/29	750,000	679,875
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	7,848,880
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	905,000	913,806
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 (HUD Section 8)	1,575,000	1,446,858
Minnesota Housing Finance Agency Rental Housing Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,495,000	1,497,945
Minnesota Housing Finance Agency Residential Housing
Series A 5.30% 7/1/19	490,000	502,181
Series B-1 5.35% 1/1/33 (AMT)	2,795,000	2,711,094
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,191,075
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,771,680
Series I 5.15% 7/1/38 (AMT)	5,540,000	5,198,902
Series L 5.10% 7/1/38 (AMT)	9,920,000	9,184,630
Series M 4.875% 7/1/37 (AMT)	4,500,000	4,011,570
Single Family Mortgage Series J 5.90% 7/1/28 (AMT)	350,000	350,882

@St. Cloud Housing & Redevelopment Authority Multifamily Housing Revenue
(Sterling Heights Apartments Project) 7.55% 4/1/39 (AMT)	1,000,000	817,370
@Washington County Housing & Redevelopment Authority Governmental Refunding
(Briar Pond Project) Series C 7.25% 8/20/34	930,000	725,679
White Bear Lake Multifamily Revenue Refunding (Lake Square) Series A 5.875% 2/1/15 (FHA)	795,000	796,503
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD Section 8)	785,000	720,552
		44,497,690
Lease Revenue Bonds – 3.48%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (FSA)	1,545,000	1,624,537
5.00% 2/1/19 (FSA)	1,535,000	1,614,022
5.00% 2/1/20 (FSA)	1,690,000	1,777,001
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Un-Refunded Balance
Series D 5.25% 7/1/36	1,070,000	916,220
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,593,850
5.25% 12/1/27	3,840,000	3,949,977
Series 3-12 5.125% 12/1/27	3,000,000	3,092,970
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,054,800
Series 3-11 5.00% 12/1/27	2,500,000	2,564,800
Series 9 5.25% 12/1/27	725,000	745,764
		20,933,941
Local General Obligation Bonds – 21.96%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,471,536
5.00% 2/1/22	500,000	559,540
Big Lake Independent School District #727 Series A
5.00% 2/1/17 (FSA)	1,040,000	1,066,406
5.00% 2/1/20 (FSA)	1,000,000	1,025,390
Bloomington Independent School District #271 Series B 5.00% 2/1/17	5,300,000	5,434,567
Centennial Independent School District #012 Series A 5.00% 2/1/18 (FSA)	1,270,000	1,371,143
Dakota County Capital Improvement Series A 4.75% 2/1/26	1,000,000	1,013,090
Dakota County Community Development Agency (Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,316,476
Farmington Independent School District #192 Series B
5.00% 2/1/27 (FSA)	10,705,000	11,193,147
^Capital Appreciation 5.34% 2/1/21 (FSA)	1,500,000	867,165
^Capital Appreciation 5.424% 2/1/20 (FSA)	1,650,000	1,006,088
Hennepin County Regional Railroad Authority 5.00% 12/1/31	4,030,000	4,072,436
Lakeville Independent School District #194
^Capital Appreciation Series B 5.45% 2/1/19 (FSA)	8,000,000	4,855,440
Series A 4.75% 2/1/22 (FSA)	6,850,000	7,112,423
^Mahtomedi Independent School District #832 Capital Appreciation Series B 5.90% 2/1/14 (NATL-RE)	1,540,000	1,369,953
Metropolitan Council Minneapolis - St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,311,660
Series C
5.00% 3/1/16	2,440,000	2,836,671
5.00% 3/1/28	5,000,000	5,274,950
Minneapolis Library 5.00% 12/1/25	1,500,000	1,559,100
Morris Independent School District #769 Building 5.00% 2/1/24 (NATL-RE)	4,875,000	5,379,270
Mounds View Independent School District #621 Series A
5.00% 2/1/20 (NATL-RE)	2,970,000	3,121,322
5.375% 2/1/24 (FGIC)	6,170,000	6,548,098
New Brighton Tax Increment Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,053,960
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)	3,570,000	3,753,784
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (FSA)	3,145,000	3,392,197
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,095,075
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)	1,310,000	1,384,696
Rockford Independent School District #883
5.60% 2/1/21 (FSA)	3,210,000	3,304,342
5.625% 2/1/23 (FSA)	7,020,000	7,227,510
^Rosemount Independent School District #196 Capital Appreciation Series B
5.85% 4/1/10 (FSA)	2,240,000	2,222,438
5.931% 4/1/11 (FSA)	2,600,000	2,528,136
5.961% 4/1/12 (FSA)	1,850,000	1,753,301
6.008% 4/1/13 (FSA)	1,915,000	1,763,064

^Sartell Independent School District #748 Capital Appreciation Refunding Series B
5.976% 2/1/13 (NATL-RE)	540,000	488,133
6.10% 2/1/15 (NATL-RE)	1,075,000	883,887
6.15% 2/1/16 (NATL-RE)	1,750,000	1,371,965
^Sauk Rapids Independent School District #047 Series B
5.983% 2/1/15 (FSA)	2,700,000	2,063,070
6.083% 2/1/17 (FSA)	2,245,000	1,518,181
South Washington County Independent School District #833 Series A
4.75% 2/1/25	2,500,000	2,634,075
4.75% 2/1/26	3,600,000	3,763,800
4.75% 2/1/27	2,300,000	2,385,951
5.60% 2/1/20 (NATL-RE)	6,880,000	7,082,202
St. Michael Independent School District #885
5.00% 2/1/20 (FSA)	1,970,000	2,126,891
5.00% 2/1/27 (FSA)	3,435,000	3,708,563
St. Peter's Hospital Series A 5.00% 9/1/24 (NATL-RE)	1,905,000	1,943,005
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,071,060
5.125% 12/1/24	1,000,000	1,023,320
		132,308,477
§Pre-Refunded Bonds – 18.81%
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,068,330
Duluth Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28-14	8,500,000	9,790,810
5.25% 2/15/33-14	10,000,000	11,518,599
5.50% 2/15/23-14	1,000,000	1,163,090
Hopkins Housing & Redevelopment Authority (Public Works & Fire Station) Series A
5.00% 2/1/23-13 (NATL-RE)	1,210,000	1,361,105
Marshall Medical Center Gross Revenue (Weiner Memorial Medical Center Project) 6.00% 11/1/28-09	1,000,000	1,021,970
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	19,732,898
(Fairview Health Services) Series A 5.625% 5/15/32-12	16,925,000	19,077,690
Minneapolis -St. Paul Metropolitan Airports Commission Revenue
Series A 5.25% 1/1/32-11 (FGIC)	5,000,000	5,341,100
Series C
5.125% 1/1/20-11 (FGIC)	2,000,000	2,131,520
5.25% 1/1/32-11 (FGIC)	8,845,000	9,443,983
5.50% 1/1/17-11 (FGIC)	2,500,000	2,679,150
Minnesota Agricultural & Economic Development Revenue (Fairview Health Care System)
Series A 6.375% 11/15/29-10	485,000	527,050
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	925,000	1,087,153
Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue Series D
5.25% 7/1/36-12	2,930,000	3,227,249
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,233,836
Southern Minnesota Municipal Power Agency Supply Revenue Series A
5.75% 1/1/18-13	3,790,000	4,046,015
5.75% 1/1/18-13 (AMBAC)	670,000	715,259
5.75% 1/1/18-13 (NATL-RE)	1,000,000	1,067,550
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,773,937
5.50% 7/1/25-14	2,000,000	2,311,380
		113,319,674
Special Tax Revenue Bonds– 2.51%
Hennepin County Sales Revenue (Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,369,556
5.00% 12/15/20	1,000,000	1,116,510
5.00% 12/15/24	1,150,000	1,242,978
Minneapolis Tax Increment Revenue Refunding (St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	664,940
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/30	5,605,000	4,801,522
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B
5.00% 7/1/46	4,000,000	3,242,640
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan) Series A
5.25% 10/1/22	1,785,000	1,680,792
		15,118,938
State General Obligation Bonds – 6.12%
Minnesota State
5.00% 10/1/15	5,000,000	5,811,150
5.00% 11/1/20 (FSA)	13,675,000	14,252,359
5.00% 8/1/21	2,400,000	2,571,936
5.00% 12/1/21	5,000,000	5,752,350

Puerto Rico Commonwealth Public Improvement
Refunding Series A
5.50% 7/1/17	4,070,000	4,081,640
5.50% 7/1/19 (NATL-RE)	1,500,000	1,503,945
Un-Refunded Balance
Series A 5.00% 7/1/34	1,670,000	1,399,827
Series B 5.00% 7/1/35	575,000	480,482
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	990,200
		36,843,889
Transportation Revenue Bonds – 1.12%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,167,516
5.00% 1/1/22 (NATL-RE)	2,000,000	2,036,040
5.25% 1/1/16 (NATL-RE)	1,460,000	1,547,439
		6,750,995
Water & Sewer Revenue Bonds – 0.47%
Minnesota Public Facilities Authority Drinking Water Revenue Series B 5.25% 3/1/13	1,500,000	1,695,465
Minnesota Public Facilities Authority Water Pollution Control Revenue Refunding Series B 5.00% 3/1/19	1,000,000	1,167,470
		2,862,935
Total Municipal Bonds (cost $583,370,655)		593,728,217

•Short-Term Investments – 0.18%
Variable Demand Notes – 0.18%
Minneapolis Health Care (Fairview Health Services) Series E 0.16% 11/15/47	145,000	145,000
University of Minnesota Series C 0.15% 12/1/36	955,000	955,000
Total Short-Term Investments (cost $1,100,000)		1,100,000

Total Value of Securities – 98.75%
(cost $584,470,655)		594,828,217
Receivables and Other Assets Net of Liabilities (See Notes) – 1.25%		7,524,186
Net Assets Applicable to 50,075,686 Shares Outstanding – 100.00%		$602,352,403

^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of May 31, 2009.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in "Notes."
@Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $2,105,309, which represented 0.35% of the Fund's net assets. See Note 4 in "Notes."

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by Federal Housing Administration
FNMA – Federal National Mortgage Association Collateral
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance
VA – Veterans Administration Collateral

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Tax Free Funds – Delaware Tax-Free Minnesota Fund (Fund).

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Interest and Related Expenses – Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

The Fund sold out of its inverse floater position on September 29, 2008. For the period ended September 29, 2008, the Fund had an average daily liability from the participation in inverse floater program of $17,120,000 and recorded interest expense at an average rate of 3.47%.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$584,470,655
Aggregate unrealized appreciation	30,869,394
Aggregate unrealized depreciation	(20,511,832)
Net unrealized appreciation	$10,357,562

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$–
Level 2	594,828,217
Level 3	–
Total	$594,828,217

There were no Level 3 securities at the beginning or end of the period.

3. Inverse Floaters
The Fund may participate in inverse floater programs where the Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s exposure to a specific segment of the yield curve. At May 31, 2009, the Fund held no investments in inverse floaters.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2009, 30% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: